Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Process for Approving Compensation Components; Timing of Equity Awards
The MDNG Committee's typical practice is to approve long-term equity awards and approve new salaries and bonuses at its meeting in late January; however, because at this time, the Company has not yet released its earnings for the prior year, the MDNG Committee's Equity Grant Policy provides that the grant date for long-term equity awards to employees (including the NEOs) and directors shall be the second business day following the year-end earnings release for the prior year. The Equity Grant Policy was adopted so that equity awards would be valued at a point in time when the most important information about the Company is likely to have been disseminated in the market. If the approval of awards occurs on or after March 15 of any given year, the grant date will be the second business day following the first quarterly earnings release issued after such approval.
There were no option awards granted to our NEOs during 2025.
The MDNG Committee has not adjusted executive officers' future compensation based upon amounts realized or forfeited pursuant to previous equity awards.
The MDNG Committee does not take into account material nonpublic information in determining the timing and terms of equity-based awards, and we have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

The Board has delegated limited authority to the CEO to grant equity awards to non-executive officers.

Award Timing Method	The MDNG Committee's typical practice is to approve long-term equity awards and approve new salaries and bonuses at its meeting in late January; however, because at this time, the Company has not yet released its earnings for the prior year, the MDNG Committee's Equity Grant Policy provides that the grant date for long-term equity awards to employees (including the NEOs) and directors shall be the second business day following the year-end earnings release for the prior year. If the approval of awards occurs on or after March 15 of any given year, the grant date will be the second business day following the first quarterly earnings release issued after such approval.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The Equity Grant Policy was adopted so that equity awards would be valued at a point in time when the most important information about the Company is likely to have been disseminated in the market.
MNPI Disclosure Timed for Compensation Value	false